The Company and basis of presentation - Insurance contracts (Details) € in Thousands	9 Months Ended
Sep. 30, 2023 EUR (€)
Insurance contracts
Insurance contract receivables (liabilities) at beginning of period	€ 16,284
Incurred claims and other directly attributable expenses	(161,004)
Changes that relate to past service - changes in the fulfillment cash-flows relating to LIC	(3,819)
Claims and other directly attributable expenses paid	5,473
Premium revenue	442,701
Foreign currency translation and other changes	6,577
Insurance contract receivables (liabilities) at end of period	306,212
Present value of future cash flows
Insurance contracts
Insurance contract receivables (liabilities) at beginning of period	18,085
Incurred claims and other directly attributable expenses	(161,684)
Changes that relate to past service - changes in the fulfillment cash-flows relating to LIC	(3,819)
Claims and other directly attributable expenses paid	5,473
Premium revenue	442,701
Foreign currency translation and other changes	6,574
Insurance contract receivables (liabilities) at end of period	307,330
Risk adjustment for non-financial risk
Insurance contracts
Insurance contract receivables (liabilities) at beginning of period	(1,801)
Incurred claims and other directly attributable expenses	680
Foreign currency translation and other changes	3
Insurance contract receivables (liabilities) at end of period	(1,118)
Liability for remaining coverage
Insurance contracts
Insurance contract receivables (liabilities) at end of period	€ 0